SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Related Party Transactions Consulting and Share Agreements (Details)			12 Months Ended
	Nov. 18, 2013 USD ($) installment $ / shares shares	May 13, 2013	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares
Related Party Transactions
Issue common stock			$ 4,654,080
Common Stock
Related Party Transactions
Issue common stock			$ 349
Issue common stock for services (in shares) | shares			180,000	210,000
IP Navigation Group, LLC | Advisory Services Agreement | Founder and Former Chief Executive Officer
Related Party Transactions
Length of agreement		6 years
IP Navigation Group, LLC | Advisory Services Agreement | Founder and Former Chief Executive Officer | Minimum
Related Party Transactions
Percent of gross proceeds (as a percent)		10.00%
IP Navigation Group, LLC | Advisory Services Agreement | Founder and Former Chief Executive Officer | Maximum
Related Party Transactions
Percent of gross proceeds (as a percent)		20.00%
Chief Executive Officer | Croxall Employment Agreement, Amendment One
Related Party Transactions
Base salary	$ 480,000
Increase in salary (as a percent)	3.00%
Bonus amount	$ 350,000
Chief Executive Officer | Croxall Employment Agreement, Amendment One | Common Stock
Related Party Transactions
Common stock issued (in shares) | shares	100,000
Option term	10 years
Option price (in dollars per share) | $ / shares	$ 5.93
Number of monthly installments | installment	24
Feinberg Family Trust | Feinberg Agreement | Trustee | Common Stock | Restricted Stock
Related Party Transactions
Common stock issued (in shares) | shares	100,000
Vesting on first anniversary (as a percent)	50
Vesting on second anniversary (as a percent)	50